Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information
Mylan has two segments, “Generics” and “Specialty.” The Generics segment primarily develops, manufactures, sells and distributes generic or branded generic pharmaceutical products in tablet, capsule, injectable or transdermal patch form, as well as API. The Specialty segment engages mainly in the development, manufacture and sale of branded specialty nebulized and injectable products.

The Company’s chief operating decision maker evaluates the performance of its segments based on total revenues and segment profitability. Segment profitability represents segment gross profit less direct R&D expenses and direct selling, general and administrative expenses. Certain general and administrative and R&D expenses not allocated to the segments, litigation settlements, net, impairment charges and other expenses not directly attributable to the segments, are reported in Corporate/Other. Additionally, amortization of intangible assets and other purchase accounting related items, as well as any other significant special items, are included in Corporate/Other. Items below the earnings from operations line on the Company’s Consolidated Statements of Operations are not presented by segment, since they are excluded from the measure of segment profitability. The Company does not report depreciation expense, total assets and capital expenditures by segment, as such information is not used by the chief operating decision maker.

The accounting policies of the segments are the same as those described in Note 2 to Consolidated Financial Statements. Intersegment sales are accounted for at current market values and are eliminated at the consolidated level.

Presented in the table below is segment information for the periods identified and a reconciliation of segment information to total consolidated information.

(In millions)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2014
Total revenues
Third party	$6,510.4	$1,209.2	$—	$7,719.6
Intersegment	4.8	9.0	(13.8)	—
Total	$6,515.2	$1,218.2	$(13.8)	$7,719.6

Segment profitability	$1,870.3	$664.5	$(1,182.2)	$1,352.6

Year Ended December 31, 2013
Total revenues
Third party	$5,900.6	$1,008.5	$—	$6,909.1
Intersegment	5.7	19.3	(25.0)	—
Total	$5,906.3	$1,027.8	$(25.0)	$6,909.1

Segment profitability	$1,656.3	$461.6	$(982.4)	$1,135.5

Year Ended December 31, 2012
Total revenues
Third party	$5,946.2	$849.9	$—	$6,796.1
Intersegment	3.1	37.0	(40.1)	—
Total	$5,949.3	$886.9	$(40.1)	$6,796.1

Segment profitability	$1,706.8	$319.2	$(916.6)	$1,109.4
____________

(1)
Includes certain corporate general and administrative and R&D expenses; litigation settlements, net; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.

The Company’s net sales are generated via the sale of products in the following therapeutic categories:

	Year Ended December 31,
(In millions)	2014	2013	2012
Allergy	$1,017.5	$850.2	$741.5
Anti-infectives	1,264.4	1,080.3	1,034.3
Cardiovascular	955.9	1,162.3	1,156.3
Central Nervous System	1,318.6	1,393.3	1,473.9
Dermatological	223.8	247.9	157.3
Endocrine and Metabolic	778.7	568.3	645.9
Gastrointestinal	344.6	365.8	418.9
Renal and Genitourinary Agents	609.5	191.1	164.8
Respiratory System	252.3	259.7	229.3
Other (1)	881.2	737.7	728.0
	$7,646.5	$6,856.6	$6,750.2
____________

(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net sales.

Geographic Information
At January 1, 2014, the regions within the Generic Segment were recast to North America, Europe, and Rest of World, which are the Company’s principal geographic markets. Net sales are classified based on the geographic location of the customers and are as follows:

	Year Ended December 31,
(In millions)	2014	2013	2012
North America
United States	$4,425.3	$3,866.8	$3,893.4
Other	123.1	121.5	167.3
Europe (1)	1,476.8	1,429.7	1,297.6
Rest of World (2)	1,621.3	1,438.6	1,391.9
	$7,646.5	$6,856.6	$6,750.2
 ____________

(1)	Net sales in France consisted of approximately 9%, 10% and 9% of consolidated net sales for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)	Net sales in India consisted of approximately 12%, 11% and 10% of consolidated net sales for the years ended December 31, 2014, 2013 and 2012, respectively.